Financial risk management - Hedging activities (Details) £ in Thousands, $ in Thousands	Jun. 30, 2023 € / £	Jun. 30, 2023 $ / £	Jun. 30, 2023 GBP (£)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 € / £	Jun. 30, 2022 $ / £	Jun. 30, 2022 GBP (£)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 € / £	Jun. 30, 2021 $ / £	Jun. 30, 2021 GBP (£)
Financial risk management activities
Net debt | £			£ 537,277				£ 514,899				£ 419,578
Closing exchange rate	1.1652	1.2716			1.1630	1.2151			1.1651	1.3820
US dollar
Financial risk management activities
Net debt				$ 592,500				$ 613,000
Hedged future USD revenues				(52,000)				(22,800)
Unhedged USD borrowings				540,500				590,200
Borrowings | US dollar
Financial risk management activities
Net debt				650,000				650,000
Cash and cash equivalents
Financial risk management activities
Net debt | £			£ (76,019)				£ (121,223)				£ (110,658)
Cash and cash equivalents | US dollar
Financial risk management activities
Net debt				$ (57,500)				$ (37,000)